CREDIT FACILITY (Narrative) (Details) - USD ($) $ in Millions	Jun. 04, 2026	Sep. 30, 2026
Revolving facility [Member] | Limco-Piedmont Inc. (the “Borrower”) [Member] | Senior secured credit agreement (the “Credit Agreement”) [Member]
Line of Credit Facility [Line Items]
Current credit facility	$ 75.0
Outstanding credit facility		$ 11.5
Extinguishment of debt	10.9
Credit facility fees	0.7
Future borrowings		88.5
Amount of limit for revolving credit facility not to exceed	$ 25.0
Percentage of limit for revolving credit facility not to exceed of consolidated EBITDA	100.00%
Amount of swingline sub facility	$ 2.5
Amount of letters of credit includes in credit facility	$ 5.0
Revolving facility [Member] | Limco-Piedmont Inc. (the “Borrower”) [Member] | Senior secured credit agreement (the “Credit Agreement”) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Credit facility interest rate	0.20%
Percentage of secured overnight financing based rate	1.75%
Percentage of alternate base rate	0.75%
Revolving facility [Member] | Limco-Piedmont Inc. (the “Borrower”) [Member] | Senior secured credit agreement (the “Credit Agreement”) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facility interest rate	0.35%
Percentage of secured overnight financing based rate	2.50%
Percentage of alternate base rate	1.50%
Letters of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding credit facility		0.0
Future borrowings		$ 5.0